FIDELITY (LOGO) INVESTMENTS(Registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston MA  02109-3614
                                                   617 563 7000

                    January 27, 1999





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Court Street Trust II (the trust):

            Spartan Connecticut Municipal Money Market Fund
            Fidelity Connecticut Municipal Money Market Fund
            Spartan New Jersey Municipal Money Market Fund
            Fidelity New Jersey Municipal Money Market Fund
            Spartan Florida Municipal Money Market Fund (the funds)

            File Nos. 33-43758 and 811-6453

______________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
Very truly yours,



/s/Eric D. Roiter
   Eric D. Roiter
   Secretary